Stockholders Equity (Deficit) (Details 2) - Restricted Stock Units (RSUs) [Member] - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares unvested at beginning		10,327	67,894
Weighted average grant date fair value unvested at beginning		$ 245.33	$ 200.1
Number of shares granted			22,988
Weighted average grant date fair value granted			$ 4.50
Number of shares vested		(5,892)	(52,728)
Weighted average grant date fair value vested		$ 305.92	$ 114.28
Number of shares forfeited		(238)	(27,827)
Weighted average grant date fair value forfeited		$ 146.55	$ 191.21
Number of shares unvested at end		4,197	10,327
Weighted average grant date fair value unvested at end		$ 117.95	$ 245.33
Weighted average remaining vesting period		4 years	6 months
Aggregate intrinsic value	[1]		$ 51,635

[1]	The aggregate intrinsic value is calculated based on the fair value of $5.00 per share of the Company’s common stock on December 31, 2024 due to the fact that the restricted stock units carry a $0 purchase price.